Related Party Transactions - Additional Information (Detail) $ / shares in Units, shares in Millions	1 Months Ended			3 Months Ended	12 Months Ended
	Oct. 31, 2014 USD ($) shares	May 31, 2014 USD ($) subsidiary	Jan. 31, 2014 USD ($) shares	Mar. 31, 2014 USD ($)	Dec. 31, 2016 USD ($) $ / shares $ / d	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) subsidiary	Aug. 31, 2014 USD ($) pool
Related Party Transaction [Line Items]
Ownership percentage					100.00%
Aggregate proceeds received					$ 27,550,000	$ 11,080,000	$ 154,000,000
Equity contribution from Teekay Corporation				$ 1,300,000			1,267,000
Reimbursement of Manager's crewing and manning costs					20,912,000	26,630,000
Working capital advanced to Pool Managers					$ 41,420,000	67,159,000
Minimum threshold for payment of performance fee to Manager (in dollars per share) | $ / shares					$ 3.2
Percentage of performance fee payable on Gross Cash Available for Distribution					20.00%
Performance fees					$ 0	0	$ 0
Percentage of commercial services fee					1.25%
Pool receivable from affiliates					$ 24,598,000	$ 62,735,000
Minimum [Member]
Related Party Transaction [Line Items]
Ownership percentage					11.30%
Fixed amount of management fee chargeable per vessel payable per day | $ / d					275
Maximum [Member]
Related Party Transaction [Line Items]
Ownership percentage					50.00%
Fixed amount of management fee chargeable per vessel payable per day | $ / d					350
Tanker Investments Ltd [Member]
Related Party Transaction [Line Items]
Ownership percentage					11.30%	10.20%
Investment in equity accounted investment	$ 10,000,000		$ 25,000,000
Number of subsidiaries sold | subsidiary		2					2
Aggregate proceeds received		$ 154,000,000
Tanker Investments Ltd [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Equity number of common stock purchased (in shares) | shares	0.9		2.5
Pool Managers [Member]
Related Party Transaction [Line Items]
Working capital advanced to Pool Managers					$ 35,700,000	$ 46,800,000
Working Capital [Member] | Tanker Investments Ltd [Member]
Related Party Transaction [Line Items]
Aggregate proceeds received		$ 1,700,000
Payable To Manager [Member]
Related Party Transaction [Line Items]
Reimbursement of Manager's crewing and manning costs					$ 8,600,000	$ 7,900,000
Teekay Tanker Operations Ltd [Member]
Related Party Transaction [Line Items]
Ownership percentage								50.00%
Commercially managed tanker pools | pool								3
Value of the assets acquired, including working capital								$ 23,700,000
Teekay Tanker Operations Ltd [Member] | Working Capital [Member]
Related Party Transaction [Line Items]
Business acquisition assets								$ 6,700,000